Subsequent events	6 Months Ended
Sep. 30, 2015
Subsequent events
Subsequent events

9Subsequent events

In October 2015, GMHL completed an open offer of the sale of its shares (the “Open Offer”) for the purpose of acquiring US$50,000 in principal amount of the Notes and 7,314,015 ordinary shares of the Company held by CGL (the “CGL Sale Shares”). The total proceeds from the Open Offer amounted to approximately HK$985,696 (before expenses in relation to the Open Offer). In October and November 2015, GMHL applied a portion of the net proceeds from the Open Offer for the purchase of US$25,000 in principal amount of the Notes and the CGL Sale Shares and the Company has been informed that GMHL currently intends to apply the remaining net proceeds to acquire the other US$25,000 in aggregate principal amount of the Notes.

In November 2015, GMHL and Nanjing Xinjiekou Department Store Co., Ltd. (“Nanjing Xinjiekou”) entered into a non-binding framework purchase agreement (the “MOU”). Pursuant to the MOU, Nanjing Xinjiekou proposed to (i) acquire from GMHL an aggregate of 47,835,509 ordinary shares of the Company (comprising ordinary shares to be issued upon conversion of all outstanding Notes and the CGL Sale Shares) and 30,681,266 ordinary shares of the Company currently held by GMHL, which in the aggregate would represent approximately 65.1% of the enlarged issued share capital of the Company (the “Minimum Company Shares”); and (ii) provide assistance, including possible financing, to GMHL in its proposed “going private” transaction involving the Company. The total consideration for the possible disposal of the Minimum Company Shares to Nanjing Xinjiekou by GMHL (the “Total Consideration”) is subject to further negotiation between GMHL and Nanjing Xinjiekou with reference to the valuation of the Minimum Company Shares, which is preliminarily expected to be not less than RMB7,255,000 (the “Expected Valuation”).

The Total Consideration is proposed to be settled by Nanjing Xinjiekou issuing its new shares (the “Settlement Shares”) representing an amount of not less than RMB4,000,000 and the remaining RMB3,255,000 of the Total Consideration being settled in cash, resulting in cash consideration of approximately RMB41.4 per Minimum Company Share (approximately US$6.5 per Minimum Company Share).

The proposed disposal of the Minimum Company Shares to Nanjing Xinjiekou and the agreement on the Expected Valuation by Nanjing Xinjiekou are conditional upon (i) Nanjing Xinjiekou acquiring the Minimum Sale Shares upon completion of the proposed “going private” transaction of the Company by GMHL; (ii) GMHL undertaking not to transfer the Settlement Shares for a period of 36 months; (iii) GMHL taking effective steps to ensure that the Company’s management does not resign in a 36 months’ period; and (iv) GMHL providing a conditional undertaking to Nanjing Xinjiekou with respect to the Company achieving certain profit targets in calendar years 2015, 2016 and 2017, including providing compensation to Nanjing Xinjiekou with respect to any profit shortfall.

The proposed disposal of the Minimum Company Shares to Nanjing Xinjiekou by GMHL and the agreement on the Expected Valuation by GMHL are conditional upon (i) Nanjing Xinjiekou providing financing to GMHL in respect of GMHL’s proposed “going private” transaction of the Company, if requested by GMHL and subject to agreement between the parties; (ii) neither the appraised value of the Minimum Company Shares nor the Total Consideration would be less than RMB7,255,000; (iii) the market value of the Settlement Shares at the relevant price determination date will not be less than RMB4,000,000 and RMB3,255,000 of the Total Consideration will be settled in cash; (iv) Nanjing Xinjiekou maintains its listing status on the Shanghai Stock Exchange; and (v) Nanjing Xinjiekou will not change the strategy or business model of the Company for a period of 36 months from the date of completion of the proposed disposal.

In addition to the Minimum Company Shares, Nanjing Xinjiekou has indicated that it also intends to acquire the remaining 34.9% of the Company’s ordinary shares owned by other shareholders of the Company. Nanjing Xinjiekou proposed a preliminary valuation of RMB1,745,000 for such shares, representing a valuation of approximately RMB41.4 per ordinary share (approximately US$6.5 per ordinary share).

The MOU is effective until May 2016 and GMHL has agreed not to enter into any discussions, negotiations or transactions with any party other than Nanjing Xinjiekou in relation to the sale or disposition of the Minimum Company Shares during the term of the MOU.

As of the date of this report, no decisions have been made with respect to the Company’s response to the non-binding proposals received from GMHL and Nanjing Xinjiekou in April 2015 and August 2015, respectively, and there cannot be any assurance as to when, if ever, or on what terms any potential transaction will be consummated.